Earning per unit and cash distributions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended
	Jun. 03, 2016	Mar. 31, 2017	Mar. 31, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.3375
Incentive Distribution Right Target Distribution		$ 285,149	$ 113,181
Common Unit, Outstanding		32,911,159
Phantom Share Units (PSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	21,500
First Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights		100.00%
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.421875
Distribution Percentage To All Unit Holders		85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights		15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.50625
Distribution Percentage To All Unit Holders		75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights		25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders		50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights		50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights		100.00%
Common Unit, Outstanding		17,639,039
Subordinated units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution		$ 245,640	97,499
Common Unit, Outstanding		13,156,060
Common units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution		$ 39,509	$ 15,682
Common Unit, Outstanding		2,116,060
Common Units Public and Hoegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common Unit, Outstanding		19,755,099